Other income	12 Months Ended
Dec. 31, 2020
Other income
Other income

16. Other income

Under a grant agreement with Eurostars/Innosuisse and Michael J.Fox Foundation, the Group is required to complete specific research activities within a defined period of time. The Group’s funding is fixed and received based on the satisfactory completion of the agreed research activities and incurring the related costs.

Eurostars/Innosuisse

In October 2019, the Group received CHF 380,184 from Eurostars/Innosuisse. For the year ended December 31, 2020, the Group has recognized CHF 244,298 as other income (CHF 49,405 for the year ended December 31, 2019). As at December 31, 2020, the Group recognized CHF 86,481 as short term deferred income in accordance with the grant conditions. As at December 31, 2019 the Group recognized CHF 165,389 and CHF 165,390 as short and long-term deferred income, respectively.

Michael J.Fox Foundation for Parkinson’s Research (MJFF)

Until 2018, the Group has received USD 1.8 Million from MJFF for the funding of clinical testing of Dipraglurant for the treatment of Parkinson’s disease levodopa-induced dyskinesia (PD-LID) and TrKB PAM discovery activities.

For the year ended December 31, 2018 the Group recognized CHF 609,212 in other income from Michael J.Fox Foundation.

In 2020, the Group has additionally recognized revenue from IT consultancy agreements as other income for CHF 22,026 (CHF 21,430 for the period ended December 31, 2019).